TYPE:	13F-HR
PERIOD	06/30/2008
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      374 5380.0000 SH      Sole                5230.0000          150.0000
Adobe Systems Inc              COM              00724f101      760 19300.0000 SH     Sole               19300.0000
Alcoa Inc                      COM              013817101      371 10405.0000 SH     Sole               10405.0000
Amazon.Com Inc                 COM              023135106     1109 15125.0000 SH     Sole               15125.0000
American Express Company       COM              025816109     1520 40345.0000 SH     Sole               40245.0000          100.0000
American Intl Group Com        COM              026874107      323 12220.0000 SH     Sole               11520.0000          700.0000
Americredit Corp               COM              03060R101      326 37871.0000 SH     Sole               37871.0000
Ameriprise Financial Inc       COM              03076C106      480 11800.0000 SH     Sole               11800.0000
Apple Computer Inc             COM              037833100     1461 8723.0000 SH      Sole                8723.0000
Berkshire Hthwy Cl A           COM              084670108     7003  58.0000 SH       Sole                  55.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207     9274 2311.5000 SH      Sole                2164.5000          147.0000
Boulder Total Return Fund      COM              101541100    14552 806193.0000 SH    Sole              800734.0000         5459.0000
Burlington Northern Santa Fe   COM              12189T104      378 3782.0000 SH      Sole                3782.0000
Caterpillar Inc                COM              149123101      340 4600.0000 SH      Sole                4600.0000
Cephalon Inc                   COM              156708109      400 6000.0000 SH      Sole                6000.0000
Cisco Systems Inc Com          COM              17275R102     1503 64616.0000 SH     Sole               63616.0000         1000.0000
Citigroup Inc Com              COM              172967101      226 13476.9999 SH     Sole               12369.9999         1107.0000
Coca Cola Co Com               COM              191216100      484 9309.0000 SH      Sole                9139.0000          170.0000
Costco Wholesale Corp          COM              22160K105      739 10535.0000 SH     Sole               10135.0000          400.0000
De Luxe Corp                   COM              248019101      312 17483.0000 SH     Sole               17433.0000           50.0000
Dell Inc                       COM              24702R101     1749 79925.0000 SH     Sole               79125.0000          800.0000
Diageo PLC Spn ADR             COM              25243q205      422 5715.0000 SH      Sole                5715.0000
Diamonds Trust Series I        COM              252787106      522 4598.0000 SH      Sole                4448.0000          150.0000
Dish Network Corp A            COM              25470M109     2006 68500.0000 SH     Sole               68500.0000
Disney Walt Co Com             COM              254687106      266 8538.0000 SH      Sole                8538.0000
Du Pont (E.I.) De Nemours      COM              263534109      439 10240.0000 SH     Sole               10140.0000          100.0000
E*Trade Financial Corp         COM              269246104      138 43997.0000 SH     Sole               41497.0000         2500.0000
EMC Corp Mass Com              COM              268648102      192 13069.0000 SH     Sole               13069.0000
Eaton Corp                     COM              278058102     1398 16450.0000 SH     Sole               16450.0000
Electronic Arts Inc            COM              285512109     1163 26175.0000 SH     Sole               26175.0000
Emerson Electric Company       COM              291011104     1434 29000.0000 SH     Sole               28900.0000          100.0000
Energy Select Sector SPDR      COM              81369Y506      742 8389.0000 SH      Sole                8389.0000
Exxon Mobil Corproration       COM              30231G102      623 7064.0000 SH      Sole                7064.0000
FedEx Corp                     COM              31428X106     1009 12810.0000 SH     Sole               12810.0000
Federal Natl Mtg Assn Com      COM              313586109      625 32010.0000 SH     Sole               32010.0000
FirstFlight Inc                COM              32025R104      200 500100.0000 SH    Sole              500100.0000
Forest City Enterprises Cl A   COM              345550107      512 15891.0000 SH     Sole               15891.0000
General Elec Co Com            COM              369604103     1472 55166.0000 SH     Sole               54855.0000          311.0000
Google Inc Cl A                COM              38259P508     2227 4230.0000 SH      Sole                4230.0000
Halliburton Co                 COM              406216101      390 7350.0000 SH      Sole                7350.0000
Harley-Davidson Inc            COM              412822108      771 21250.0000 SH     Sole               21250.0000
Hershey Foods Corp Com         COM              427866108      496 15125.0000 SH     Sole               15125.0000
Hewlett-Packard Co             COM              428236103      928 20981.0000 SH     Sole               20981.0000
Honeywell Int'l Inc            COM              438516106      420 8360.0000 SH      Sole                8360.0000
IAC/InterActiveCorp            COM              44919P300      307 15900.0000 SH     Sole               15900.0000
Illinois Tool Works            COM              452308109     1691 35583.0000 SH     Sole               35583.0000
Intel Corp Com                 COM              458140100      612 28499.0000 SH     Sole               28299.0000          200.0000
Intl Business Machines Corp    COM              459200101      756 6374.0000 SH      Sole                6274.0000          100.0000
Intuit Inc                     COM              461202103      611 22150.0000 SH     Sole               22150.0000
JP Morgan Chase & Co.          COM              46625H100      291 8470.0000 SH      Sole                8394.0000           76.0000
Johnson & Johnson Com          COM              478160104      595 9244.5250 SH      Sole                9144.5250          100.0000
Johnson Controls Inc           COM              478366107      358 12500.0000 SH     Sole               12500.0000
KBR Inc                        COM              48242W106     1206 34540.0000 SH     Sole               34240.0000          300.0000
Kraft Foods Inc A              COM              50075N104      224 7870.0000 SH      Sole                7650.0000          220.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      244 3505.0000 SH      Sole                3380.0000          125.0000
Legg Mason Inc                 COM              524901105      603 13850.0000 SH     Sole               13650.0000          200.0000
Leucadia Natl Corp Com         COM              527288104     2291 48805.0000 SH     Sole               47805.0000         1000.0000
McDonald's Corporation         COM              580135101      816 14510.0000 SH     Sole               14510.0000
McGraw-Hill Companies Inc      COM              580645109     1181 29426.0000 SH     Sole               29426.0000
Merck & Co Inc Com             COM              589331107      348 9234.0000 SH      Sole                9019.0000          215.0000
Mercury Genl Corp New Com      COM              589400100      480 10275.0000 SH     Sole               10175.0000          100.0000
Merrill Lynch & Co.            COM              590188108      488 15380.0000 SH     Sole               15180.0000          200.0000
Microsoft Corp Com             COM              594918104     2159 78478.0000 SH     Sole               78328.0000          150.0000
Mohawk Industries Inc          COM              608190104      639 9975.0000 SH      Sole                9975.0000
Motorola Inc                   COM              620076109      103 14083.0000 SH     Sole               14083.0000
NY Community Bancorp           COM              649445103      302 16925.0000 SH     Sole               16925.0000
NYSE Euronext                  COM              629491101      312 6150.0000 SH      Sole                6050.0000          100.0000
News Corp Cl B                 COM              65248E203      180 11700.0000 SH     Sole               11700.0000
Norfolk Southern Corp          COM              655844108     1941 30975.0000 SH     Sole               30975.0000
Pfizer Inc Com                 COM              717081103      897 51329.9325 SH     Sole               50498.9325          831.0000
Philip Morris International    COM              718172109      498 10080.0000 SH     Sole               10050.0000           30.0000
PowerShares DB Commodity Ind   COM              73935S105      388 8675.0000 SH      Sole                8475.0000          200.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      760 16831.0000 SH     Sole               16206.0000          625.0000
Procter & Gamble Co Com        COM              742718109      388 6382.0000 SH      Sole                6302.0000           80.0000
Progressive Corp               COM              743315103     1410 75300.0000 SH     Sole               74300.0000         1000.0000
SLM Holding Corp Com           COM              78442p106      502 25950.0000 SH     Sole               25950.0000
Sears Holdings Corp            COM              812350106     1164 15800.0000 SH     Sole               15450.0000          350.0000
Shaw Communications Inc B      COM              82028K200     1888 92708.0000 SH     Sole               92708.0000
Sirius Satellite Radio Inc     COM              82966U103       26 13400.0000 SH     Sole               13400.0000
Six Flags Inc                  COM              83001P109      144 125260.0000 SH    Sole              120760.0000         4500.0000
Stryker Corp Com               COM              863667101      255 4050.0000 SH      Sole                4050.0000
Sysco Corp                     COM              871829107      233 8464.0000 SH      Sole                8464.0000
Target Corp                    COM              87612e106     1032 22193.0000 SH     Sole               21793.0000          400.0000
Tejon Ranch Co                 COM              879080109      352 9765.0000 SH      Sole                9665.0000          100.0000
Tellabs Inc                    COM              879664100      116 25050.0000 SH     Sole               25050.0000
Texas Instruments Inc          COM              882508104      878 31185.0000 SH     Sole               31185.0000
Tiffany & Co New Com           COM              886547108      466 11425.0000 SH     Sole               11425.0000
Toyota Industries Corp         COM              J92628106      213 6650.0000 SH      Sole                6650.0000
Transocean Sedco Forex Inc     COM              2821287        497 3260.0000 SH      Sole                3260.0000
USG Corp                       COM              903293405     1246 42150.0000 SH     Sole               41150.0000         1000.0000
United Technologies Corp       COM              913017109      527 8549.0000 SH      Sole                8549.0000
Vanguard Emerging Market ETF   COM              922042858     1609 34370.0000 SH     Sole               34250.0000          120.0000
Verizon Communications Inc     COM              92343V104      522 14752.0000 SH     Sole               14535.0000          217.0000
Wells Fargo & Co New Com       COM              949746101     1562 65783.0000 SH     Sole               65633.0000          150.0000
WisdomTree L/C Div Fund        COM              97717W307      246 5175.0000 SH      Sole                5175.0000
YUM! Brands Inc.               COM              988498101      568 16175.0000 SH     Sole               16175.0000
eBay Inc                       COM              278642103      985 36035.0000 SH     Sole               36035.0000
iShares DJ US Real Estate      COM              464287739     1819 29920.0000 SH     Sole               29820.0000          100.0000
iShares MSCI EAFE Index Fund   COM              464287465      793 11550.0000 SH     Sole               11275.0000          275.0000
iShares S&P 500/Barra Growth   COM              464287309      464 7265.0000 SH      Sole                7265.0000